Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2021 $ / shares ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	168,168,760	168,168,760	142,865,602	136,612,822	150,887,600
Weighted Average Exercise Price | ₨ / shares	₨ 1,063.79	₨ 1,063.79	₨ 899.03	₨ 682.99	₨ 525.11
Plan ''C''
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 417.75	₨ 5.71
Number Of Shares Arising Out Of Options | shares	9,700	9,700
Weighted Average Remaining Life	3 months 25 days	3 months 25 days
Weighted Average Exercise Price | ₨ / shares	₨ 417.75	₨ 417.75
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	417.75	₨ 5.71
Range of exercise price, Upper Range | (per share)	₨ 731.08	₨ 10.00
Number Of Shares Arising Out Of Options | shares	34,974,270	34,974,270
Weighted Average Remaining Life	1 year 5 months 23 days	1 year 5 months 23 days
Weighted Average Exercise Price | ₨ / shares	₨ 610.67	₨ 610.67
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 12.07
Range of exercise price, Upper Range | (per share)	₨ 1,235.80	₨ 16.90
Number Of Shares Arising Out Of Options | shares	133,184,790	133,184,790
Weighted Average Remaining Life	3 years 2 months 4 days	3 years 2 months 4 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,182.83	₨ 1,182.83